Income taxes - Components of (Provision for) Benefit from Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Netherlands	€ 7,927.0	€ 8,453.5	€ 5,881.0
Foreign	1,115.4	630.0	575.1
Income before income taxes	9,042.4	9,083.5	6,456.1
Income tax (expense) / benefit current	(1,424.1)	(1,211.7)	(818.4)
Income tax (expense) / benefit deferred	67.5	(58.4)	(44.4)
Income tax (expense) / benefit Netherlands	(1,356.6)	(1,270.1)	(862.8)
Income tax (expense) / benefit current	(322.7)	(441.3)	(678.3)
Income tax (expense) / benefit deferred	(1.3)	275.6	571.2
Income tax (expense) / benefit Foreign	(324.0)	(165.7)	(107.1)
Total income tax (expense) / benefit current	(1,746.8)	(1,653.0)	(1,496.7)
Total income tax (expense) / benefit deferred	66.2	217.2	526.8
Total income tax (expense) / benefit	€ (1,680.6)	€ (1,435.8)	€ (969.9)